Changes in intangible assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in intangible assets [Line Items]
Beginning balance		₩ 4,320,134	₩ 4,273,321
Acquisitions		803,617	163,740
Business combination		871,285	2,258
Disposals		(18,214)	(13,331)
Amounts transferred from(to) property and equipment		(271)	0
Impairment	[1],[2]	(151,643)	(1,068)
Amortization	[3],[4]	(267,943)	(107,179)
Effects of foreign currency movements		1,749	2,393
Ending balance		5,558,714	4,320,134
Goodwill
Changes in intangible assets [Line Items]
Beginning balance		3,903,518	3,901,260
Acquisitions		0	0
Business combination		786,531	2,258
Disposals		0	0
Amounts transferred from(to) property and equipment		0	0
Impairment	[1],[2]	0	0
Amortization	[3],[4]	0	0
Effects of foreign currency movements		0	0
Ending balance		4,690,049	3,903,518
Software
Changes in intangible assets [Line Items]
Beginning balance		102,393	83,829
Acquisitions		56,834	56,009
Business combination		9,469	0
Disposals		(428)	(334)
Amounts transferred from(to) property and equipment		697	0
Impairment	[1],[2]	0	0
Amortization	[3],[4]	(40,578)	(40,792)
Effects of foreign currency movements		848	3,681
Ending balance		129,235	102,393
Development cost
Changes in intangible assets [Line Items]
Beginning balance		82,536	75,322
Acquisitions		71,713	38,230
Business combination		30,435	0
Disposals		(1,310)	(5,880)
Amounts transferred from(to) property and equipment		(968)	0
Impairment	[1],[2]	(474)	(706)
Amortization	[3],[4]	(37,832)	(24,430)
Effects of foreign currency movements		0	0
Ending balance		144,100	82,536
Other
Changes in intangible assets [Line Items]
Beginning balance		231,687	212,910
Acquisitions		675,070	69,501
Business combination		44,850	0
Disposals		(16,476)	(7,117)
Amounts transferred from(to) property and equipment		0	0
Impairment	[1],[2]	(151,169)	(362)
Amortization	[3],[4]	(189,533)	(41,957)
Effects of foreign currency movements		901	(1,288)
Ending balance		₩ 595,330	₩ 231,687

[1]	Memberships such as golf and condominium memberships are intangible assets that cannot be limited to a specific period of time. If the market value of the exchanges is less than the carrying amount at the end of the reporting period, the impairment loss is recognized.
[2]	The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2019, the impairment loss amounted to W151,523 million. The impairment loss was included in the non-operating expenses in the consolidated statement of comprehensive income.
[3]	Included in general administrative expense and other operating income of the consolidated comprehensive income.
[4]	Included in general administrative expense and other operating income of the consolidated statements of comprehensive income.